RELATED PARTY TRANSACTIONS (Narrative) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Jan. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)		Mar. 31, 2019 USD ($)		Jan. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2019 CNY (¥)
Disclosure of transactions between related parties [line items]
General and administrative expenses			$ 20,150		$ 19,041
Due from related parties			$ 1,519		3,022
Interest rate			4.35%
New Pacific Metals Corp ("NUAG") [Member]
Disclosure of transactions between related parties [line items]
General and administrative expenses			$ 530		225
Due from related parties	[1]		94		33
Henan Non-ferrous [Member]
Disclosure of transactions between related parties [line items]
Due from related parties		$ 1,426	$ 1,425	[2]	$ 2,989	[2]
Accumulated interest								$ 2,922
Interest rate		4.35%			4.35%		4.35%			4.35%
Loan term		Four Months
Henan Non-ferrous [Member] | RMB [Member]
Disclosure of transactions between related parties [line items]
Due from related parties | ¥							¥ 10,000			¥ 20,000
Accumulated interest | ¥									¥ 20,700

[1]	The Company recovers costs for services rendered to NUAG and expenses incurred on behalf of NUAG pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2020, the Company recovered $530 (year ended March 31, 2019 - $225), from NUAG for services rendered and expenses incurred on behalf of NUAG. The costs recovered from NUAG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.
[2]	In March 2019, Henan Found advanced a loan of $2,989 (RMB¥20 million) to Henan Non-ferrous. The loan bears an interest rate of 4.35% per annum. In December 2019, the loan, including accumulated interest, of $2,922 (RMB¥20.7 million) was repaid.